                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                            MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Institutional Trust
ANNUAL REPORT 6/30/06

[graphic omitted]

MFS(R) INSTITUTIONAL
LARGE CAP VALUE FUND

A path for pursuing opportunity

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

Objective: Seeks capital appreciation and reasonable income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     14
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            18
----------------------------------------------------
TRUSTEES AND OFFICERS                             19
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                        BACK COVER
----------------------------------------------------
PROXY VOTING POLICIES
AND INFORMATION                           BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
FEDERAL TAX INFORMATION                   BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.4%
              Csh & Other Net Assets                      1.6%

              TOP TEN HOLDINGS

              Bank of America Corp.                       4.4%
              ------------------------------------------------
              Altria Group, Inc.                          3.4%
              ------------------------------------------------
              Citigroup, Inc.                             3.2%
              ------------------------------------------------
              Allstate Corp.                              3.1%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   3.1%
              ------------------------------------------------
              Lockheed Martin  Corp.                      2.9%
              ------------------------------------------------
              MetLife, Inc.                               2.8%
              ------------------------------------------------
              Johnson & Johnson                           2.6%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.4%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         30.4%
              ------------------------------------------------
              Energy                                     12.1%
              ------------------------------------------------
              Industrial Goods & Services                11.4%
              ------------------------------------------------
              Utilities & Communications                 10.5%
              ------------------------------------------------
              Health Care                                 7.8%
              ------------------------------------------------
              Consumer Staples                            7.7%
              ------------------------------------------------
              Basic Materials                             6.1%
              ------------------------------------------------
              Technology                                  2.8%
              ------------------------------------------------
              Retailing                                   2.6%
              ------------------------------------------------
              Autos & Housing                             2.6%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------
              Leisure                                     1.5%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2006, the MFS Institutional Large Cap Value Fund provided a return of 12.06%, at net asset value. In comparison, the fund's benchmark, the Russell 1000 Value Index, returned 12.10%.

DETRACTORS FROM PERFORMANCE

Stock selection in the basic materials sector was an area of relative weakness. Although the sector detracted from performance versus the benchmark, no individual stocks in this sector were among the fund's top detractors for the period.

Stock selection also detracted from relative results within the utilities and communications sector. Our holdings of Sprint Nextel weighed on results. In our opinion, the stock was down over the period due to weaker-than-expected net new subscribers and worries regarding the quality of their subscribers. Additionally, synergies that are to be realized due to the merger will not, in our belief, be reflected until late 2007-2008. The fund's holdings in wireless phone service provider Vodafone held back relative performance as the stock moved lower over the period. Not holding benchmark constituent BellSouth also detracted as the stock performed strongly after AT&T offered to purchase the company at a significant premium.

A combination of stock selection and an underweighted position in the technology sector led to disappointing results. Underweighting strong-performing Hewlett-Packard* detracted from the fund's relative performance.

Other stocks that held back relative results included health care company Johnson & Johnson. We believe that Johnson & Johnson's share price was pressured during the period due to concerns surrounding its pharmaceutical patent expirations and a maturation of the drug eluding stent business. Home improvement product maker Masco was also a drag on results. Our position in retailer Gap also hurt relative returns.

Although the financial services sector was a top contributor overall, some of our positions detracted from relative performance. Our ownership of personal lines insurer Allstate, mortgage financier Fannie Mae, and an underweighted position in investment banking firm J.P. Morgan Chase* were among the fund's top detractors during the period.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the industrial goods and services sector was the primary driver of performance relative to the fund's benchmark. Our positioning in agricultural equipment manufacturer Deere & Co was beneficial to performance, as was our investment in electrical products manufacturer Cooper Industries. Avoiding weak-performing diversified industrial conglomerate General Electric* also added to results.

Stock selection also bolstered performance in the financial services sector. Investment banking firm Goldman Sachs contributed significantly to relative returns over the period. Throughout the year Goldman Sachs delivered earning results that we believe exceeded expectations, led by strong quarterly revenues and a share buy back in which Goldman bought back 12% of its shares outstanding. Other stocks within the sector that contributed to relative performance included Swiss investment management and banking firm UBS AG and diversified financial services firm PNC Bank.

Other stocks that added to results came from a variety of areas. On a relative basis, our largest contributor included avoiding index constituent and pharmaceutical giant Pfizer* for a majority of the period. In our opinion, shares of Pfizer underperformed the market due to weaker-than-expected revenues from its blockbuster cholesterol drug, Lipitor, which raised concerns about the company's ability to meet its future earnings guidance. In the transportation sector, our holdings in railroad company Burlington Northern Santa Fe delivered strong results. The stock was up on strong quarterly profits and revenues that we believe surpassed expectations. Management consulting firm Accenture was up markedly over the period as was Archer Daniels Midland which produces oilseeds, corn, and wheat.

Respectfully,

Steven R. Gorham
Portfolio Manager

* Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/06

The information below illustrates the historical performance of the fund in comparison to various market indicators. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT INSTITUTIONAL.MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT

                     MFS Institutional     Russell
                        Large Cap        1000 Value
                        Value Fund          Index

            5/01        $3,000,000       $3,000,000
            6/01         2,973,000        2,999,000
            6/02         2,776,000        2,731,000
            6/03         2,673,000        2,724,000
            6/04         3,241,000        3,274,000
            6/05         3,664,000        3,734,000
            6/06         4,106,075        4,186,311

TOTAL RETURNS THROUGH 6/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

                           Fund
                     commencement date       1-yr       5-yr      Life (t)
---------------------------------------------------------------------------
                          5/01/01             12.06%      6.67%       6.27%
---------------------------------------------------------------------------

COMPARATIVE BENCHMARK
---------------------------------------------------------------------------
Russell 1000 Value Index (f)                  12.10%      6.90%       6.63%
---------------------------------------------------------------------------

(f) Source: FactSet Research Systems, Inc.

(t) For the period from the commencement of the fund's investment operations, May 1, 2001, through the stated period end.

INDEX DEFINITION

Russell 1000 Value Index - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a shareholder of the fund, you incur ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                     Expenses
                                                                       Paid
                                                                      During
                                      Beginning          Ending      Period (p)
                      Annualized    Account Value    Account Value    1/01/06-
                     Expense Ratio     1/01/06          6/30/06        6/30/06
-------------------------------------------------------------------------------
Actual                   0.55%        $1,000.00        $1,062.30       $2.81
-------------------------------------------------------------------------------
Hypothetical (h)         0.55%        $1,000.00        $1,022.07       $2.76
-------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 98.4%
-------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.2%
-------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                       7,290   $        197,195
Viacom, Inc., "B" (n)                                                               17,400            623,616
Walt Disney Co.                                                                     12,540            376,200
-------------------------------------------------------------------------------------------------------------
                                                                                             $      1,197,011
-------------------------------------------------------------------------------------------------------------
Aerospace - 7.0%
-------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                               39,880   $      2,860,991
Northrop Grumman Corp.                                                              33,970          2,176,118
United Technologies Corp.                                                           27,330          1,733,269
-------------------------------------------------------------------------------------------------------------
                                                                                             $      6,770,378
-------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
-------------------------------------------------------------------------------------------------------------
Diageo PLC, ADR                                                                     14,330   $        967,992
-------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
-------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                     12,100   $        980,100
-------------------------------------------------------------------------------------------------------------
Automotive - 0.3%
-------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                               4,100   $        337,102
-------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.3%
-------------------------------------------------------------------------------------------------------------
American Express Co.                                                                17,115   $        910,860
Bank of America Corp.                                                               88,700          4,266,470
Bank of New York Co., Inc.                                                          28,570            919,954
Citigroup, Inc.                                                                     64,790          3,125,470
Fannie Mae                                                                          33,132          1,593,649
Freddie Mac                                                                          7,410            422,444
PNC Financial Services Group, Inc.                                                  19,930          1,398,488
SunTrust Banks, Inc.                                                                26,290          2,004,875
UBS AG                                                                              10,590          1,161,723
-------------------------------------------------------------------------------------------------------------
                                                                                             $     15,803,933
-------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.6%
-------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                             4,720   $        409,743
Goldman Sachs Group, Inc.                                                           19,970          3,004,087
Lehman Brothers Holdings, Inc.                                                      10,310            671,697
Mellon Financial Corp.                                                              23,510            809,449
Merrill Lynch & Co., Inc.                                                            7,780            541,177
-------------------------------------------------------------------------------------------------------------
                                                                                             $      5,436,153
-------------------------------------------------------------------------------------------------------------
Business Services - 1.1%
-------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                 37,980   $      1,075,593
-------------------------------------------------------------------------------------------------------------
Chemicals - 3.9%
-------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                    17,720   $        691,612
E.I. du Pont de Nemours & Co.                                                       13,320            554,112
Nalco Holding Co. (n)                                                               11,960            210,855
PPG Industries, Inc.                                                                21,030          1,387,980
Syngenta AG, ADR                                                                    35,720            948,723
-------------------------------------------------------------------------------------------------------------
                                                                                             $      3,793,282
-------------------------------------------------------------------------------------------------------------
Computer Software - 0.9%
-------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                    44,090   $        638,864
Symantec Corp. (n)                                                                  14,960            232,478
-------------------------------------------------------------------------------------------------------------
                                                                                             $        871,342
-------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
-------------------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                                      18,800   $        458,908
-------------------------------------------------------------------------------------------------------------
Construction - 2.3%
-------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                         63,850   $      1,892,514
Sherwin-Williams Co.                                                                 6,370            302,448
-------------------------------------------------------------------------------------------------------------
                                                                                             $      2,194,962
-------------------------------------------------------------------------------------------------------------
Containers - 0.2%
-------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (n)                                                   17,350   $        189,809
-------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
-------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                          8,870   $        824,200
Tyco International Ltd.                                                              8,110            223,025
W.W. Grainger, Inc.                                                                  8,040            604,849
-------------------------------------------------------------------------------------------------------------
                                                                                             $      1,652,074
-------------------------------------------------------------------------------------------------------------
Electronics - 1.0%
-------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                10,090   $        324,293
Intel Corp.                                                                         32,700            619,665
-------------------------------------------------------------------------------------------------------------
                                                                                             $        943,958
-------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.2%
-------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                        11,110   $        758,258
Devon Energy Corp.                                                                  11,970            723,108
EOG Resources, Inc.                                                                  9,760            676,758
-------------------------------------------------------------------------------------------------------------
                                                                                             $      2,158,124
-------------------------------------------------------------------------------------------------------------
Energy - Integrated - 9.7%
-------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                         15,220   $      1,059,464
Chevron Corp.                                                                       11,893            738,080
ConocoPhillips                                                                      31,220          2,045,847
Exxon Mobil Corp.                                                                   36,980          2,268,723
Hess Corp.                                                                          19,550          1,033,218
TOTAL S.A., ADR                                                                     34,550          2,263,716
-------------------------------------------------------------------------------------------------------------
                                                                                             $      9,409,048
-------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 3.3%
-------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                           8,432   $        348,073
Kellogg Co.                                                                         29,050          1,406,892
Nestle S.A., ADR                                                                     6,980            543,742
PepsiCo, Inc.                                                                        7,704            462,548
Sara Lee Corp.                                                                      27,280            437,026
-------------------------------------------------------------------------------------------------------------
                                                                                             $      3,198,281
-------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
-------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                        6,880   $        156,520
International Paper Co.                                                             16,120            520,676
-------------------------------------------------------------------------------------------------------------
                                                                                             $        677,196
-------------------------------------------------------------------------------------------------------------
General Merchandise - 0.3%
-------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                    7,810   $        285,846
-------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.0%
-------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                          4,410   $        434,429
WellPoint, Inc. (n)                                                                  7,810            568,333
-------------------------------------------------------------------------------------------------------------
                                                                                             $      1,002,762
-------------------------------------------------------------------------------------------------------------
Insurance - 8.5%
-------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                      55,676   $      3,047,147
Chubb Corp.                                                                         12,450            621,255
Genworth Financial, Inc., "A"                                                       26,370            918,731
Hartford Financial Services Group, Inc.                                             11,260            952,596
MetLife, Inc.                                                                       52,290          2,677,771
-------------------------------------------------------------------------------------------------------------
                                                                                             $      8,217,500
-------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
-------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                        17,310   $        313,484
-------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.7%
-------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                         26,540   $      2,215,825
Illinois Tool Works, Inc.                                                            9,390            446,025
-------------------------------------------------------------------------------------------------------------
                                                                                             $      2,661,850
-------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
-------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                           4,560   $        167,626
-------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.0%
-------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                    100   $          2,336
-------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.4%
-------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                             22,600   $        441,378
-------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
-------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                          2,660   $        197,957
-------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.6%
-------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                 14,740   $        642,812
Eli Lilly & Co.                                                                     10,310            569,834
Johnson & Johnson                                                                   42,380          2,539,410
Merck & Co., Inc.                                                                   42,410          1,544,996
Wyeth                                                                               24,600          1,092,486
-------------------------------------------------------------------------------------------------------------
                                                                                             $      6,389,538
-------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.7%
-------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                  16,680   $      1,321,890
Norfolk Southern Corp.                                                               6,260            333,157
-------------------------------------------------------------------------------------------------------------
                                                                                             $      1,655,047
-------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
-------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                      11,310   $        722,935
Praxair, Inc.                                                                       10,620            573,480
-------------------------------------------------------------------------------------------------------------
                                                                                             $      1,296,415
-------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.3%
-------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                           53,190   $        925,506
Home Depot, Inc.                                                                     9,790            350,384
-------------------------------------------------------------------------------------------------------------
                                                                                             $      1,275,890
-------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
-------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                             53,230   $      1,133,799
-------------------------------------------------------------------------------------------------------------
Telephone Services - 3.2%
-------------------------------------------------------------------------------------------------------------
Embarq Corp. (n)                                                                    10,185   $        417,483
Sprint Nextel Corp.                                                                104,180          2,082,558
Verizon Communications, Inc.                                                        17,280            578,707
-------------------------------------------------------------------------------------------------------------
                                                                                             $      3,078,748
-------------------------------------------------------------------------------------------------------------
Tobacco - 3.4%
-------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                  45,580   $      3,346,939
-------------------------------------------------------------------------------------------------------------
Trucking - 0.1%
-------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                        1,700   $         98,481
-------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.1%
-------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                            30,590   $      2,287,826
Entergy Corp.                                                                        5,120            362,240
Exelon Corp.                                                                         5,960            338,707
FPL Group, Inc.                                                                     31,690          1,311,332
PPL Corp.                                                                           15,820            510,986
Public Service Enterprise Group, Inc.                                                8,190            541,523
TXU Corp.                                                                            9,620            575,179
-------------------------------------------------------------------------------------------------------------
                                                                                             $      5,927,793
-------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $83,226,735)                                         $     95,608,635
-------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.0%
-------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.28%, due 7/03/06, at Amortized Cost and Value (y)  $   1,912,000   $      1,911,439
-------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $85,138,174)                                           $     97,520,074
-------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.4)%                                                              (372,471)
-------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                        $     97,147,603
-------------------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $85,138,174)                                       $97,520,074
Cash                                                                                             3,137
Receivable for investments sold                                                                437,373
Dividends receivable                                                                           194,006
Receivable from investment adviser                                                               2,607
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $98,157,197
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $890,643
Payable for fund shares reacquired                                                              66,829
Payable to affiliates
  Management fee                                                                                 1,463
  Shareholder servicing costs                                                                       43
  Administrative services fee                                                                       72
Payable for independent trustees' compensation                                                     632
Accrued expenses and other liabilities                                                          49,912
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $1,009,594
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $97,147,603
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $81,381,688
Unrealized appreciation (depreciation) on investments                                       12,381,900
Accumulated net realized gain (loss) on investments                                          2,390,548
Undistributed net investment income                                                            993,467
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $97,147,603
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           8,623,927
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $97,147,603/8,623,927 shares of beneficial interest outstanding)                                        $11.26
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $2,483,524
  Interest                                                                                      69,447
  Foreign taxes withheld                                                                       (17,971)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,535,000
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $646,538
  Shareholder servicing costs                                                                    8,280
  Administrative services fee                                                                   22,771
  Independent trustees' compensation                                                             4,807
  Custodian fee                                                                                 41,321
  Shareholder communications                                                                     6,134
  Auditing fees                                                                                 39,619
  Legal fees                                                                                     3,437
  Miscellaneous                                                                                 34,697
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $807,604
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (7,495)
  Reduction of expenses by investment adviser                                                 (216,957)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $583,152
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,951,848
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                           $17,199,571
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                         $(7,685,653)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                             $9,513,918
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $11,465,766
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                           2006                     2005

CHANGE IN NET ASSETS:

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,951,848              $2,108,083
Net realized gain (loss) on investments                                                    17,199,571              12,700,922
Net unrealized gain (loss) on investments                                                  (7,685,653)               (252,302)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $11,465,766             $14,556,703
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(1,946,252)            $(2,359,345)
From net realized gain on investments                                                      (6,795,827)             (5,102,327)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(8,742,079)            $(7,461,672)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                        $(17,271,830)           $(18,247,321)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(14,548,143)           $(11,152,290)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    111,695,746             122,848,036
At end of period (including undistributed net investment income of $993,467 and
$987,871, respectively)                                                                   $97,147,603            $111,695,746
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                      YEARS ENDED 6/30
                                                             ------------------------------------------------------------------
                                                                2006            2005            2004          2003         2002

Net asset value, beginning of period                          $11.09          $10.40           $8.71         $9.20        $9.91
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                      $0.21           $0.19           $0.18         $0.16        $0.16
Net realized and unrealized gain (loss) on investments
and foreign currency                                            1.06            1.16            1.66         (0.51)       (0.82)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $1.27           $1.35           $1.84        $(0.35)      $(0.66)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    $(0.24)         $(0.21)         $(0.15)       $(0.14)      $(0.05)
From net realized gain on investments and foreign
currency transactions                                          (0.86)          (0.45)             --            --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(1.10)         $(0.66)         $(0.15)       $(0.14)      $(0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $11.26          $11.09          $10.40         $8.71        $9.20
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                        12.06           13.05           21.23         (3.69)       (6.64)

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          0.75            0.73            0.71          0.76         0.77
Expenses after expense reductions (f)                           0.55            0.55            0.55          0.55         0.55
Net investment income                                           1.81            1.81            1.81          2.05         1.64
Portfolio turnover                                                50              36              69            68           60
Net assets at end of period (000 Omitted)                    $97,148        $111,696        $122,848      $135,005      $69,242
-------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Value Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended June 30, 2006, the fund's custodian fees were reduced by $7,252 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended June 30, 2006, the fund's custodian expenses were reduced by $243 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions declared to shareholders is as follows:

                                                    6/30/06            6/30/05
Ordinary income (including any short-term
capital gains)                                   $2,483,658         $3,754,340

Long-term capital gain                            6,258,421          3,707,332
--------------------------------------------------------------------------------
Total distributions                              $8,742,079         $7,461,672

The federal tax cost and the tax basis components of distributable earnings were as follows:

              As of June 30, 2006
              Cost of investments                    $85,661,867
              --------------------------------------------------
              Gross appreciation                     $13,951,209
              Gross depreciation                      (2,093,002)
              --------------------------------------------------
              Net unrealized appreciation
              (depreciation)                         $11,858,207
              Undistributed ordinary income            1,162,830
              Undistributed long-term capital gain     2,744,878

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets. This management fee reduction amounted to $53,878, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended June 30, 2006 was equivalent to an annual effective rate of 0.55% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses. This contractual fee arrangement will continue until November 1, 2006. For the year ended June 30, 2006 this reduction amounted to $162,435 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2006, the fee was $8,189 which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2006, these costs amounted to $30.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended June 30, 2006 was equivalent to an annual effective rate of 0.0211% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund, who are officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended June 30, 2006, the fee paid to Tarantino LLC was $729. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $644, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $51,623,533 and $75,128,674, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                              YEAR ENDED 6/30/06              YEAR ENDED 6/30/05
                                                           SHARES          AMOUNT          SHARES          AMOUNT

Shares sold                                                2,496,645      $27,733,407      1,934,088      $20,841,537
Shares issued to shareholders in reinvestment
of distributions                                             822,397        8,742,079        680,189        7,461,672
Shares reacquired                                         (4,766,404)     (53,747,316)    (4,360,055)     (46,550,530)
----------------------------------------------------------------------------------------------------------------------
Net change                                                (1,447,362)    $(17,271,830)    (1,745,778)    $(18,247,321)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. In addition, borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended June 30, 2006 was $1,000, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended June 30, 2006.

(7) REDEMPTION IN-KIND

On October 31, 2005, May 26, 2006 and June 21, 2006, the fund paid redemption proceeds by a distributions in-kind of portfolio securities that were valued at $20,082,733, $15,873,862 and $7,053,755, respectively. The redeeming shareholders received a pro rata share of each of the securities held by the fund. The transfer of such securities generated realized gains of $4,885,252, $4,389,443, and $1,714,436, respectively, which are non-taxable for the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and Shareholders of MFS Institutional Large Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional Large Cap Value Fund (one of the portfolios comprising MFS Institutional Trust (the "Trust")) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Institutional Large Cap Value Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(H)                        OTHER DIRECTORSHIPS(J)
-------------------               ----------------       ---------------      ---------------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(k)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(n)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(k)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April 2003)

Ethan D. Corey(k)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(k)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005)

Timothy M. Fagan(k)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(k)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian E. Langenfeld(k)        Assistant Secretary and   May 2006           Massachusetts Financial Services Company, Assistant Vice
(born 03/07/73)               Assistant Clerk                              President and Counsel (since May 2006); John Hancock
                                                                           Advisers, LLC, Assistant Vice President and Counsel (May
                                                                           2005 to April 2006); John Hancock Advisers, LLC,
                                                                           Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Senior
(born 11/13/57)                                                            Vice President

Susan S. Newton(k)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(k)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (prior to March
                                                                           2003)

James O. Yost(k)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005,
    MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs.
Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1,
2006, the Trustees served as board members of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Deloitte & Touche LLP
500 Boylston Street, Boston, MA  02116-3741            200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
Steven R. Gorham

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before November 1, 2006 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Steet, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $6,258,421 as capital gain dividends paid during the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  ILV-ANN 8/06

MFS(R) Institutional Trust

ANNUAL REPORT 6/30/06

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           6
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     15
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            19
----------------------------------------------------
TRUSTEES AND OFFICERS                             20
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                        BACK COVER
----------------------------------------------------
PROXY VOTING POLICIES
AND INFORMATION                           BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
FEDERAL TAX INFORMATION                   BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              GlaxoSmithKline PLC                         2.8%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                2.8%
              ------------------------------------------------
              Royal Dutch Shell, PLC                      2.5%
              ------------------------------------------------
              TOTAL S.A.                                  2.4%
              ------------------------------------------------
              Nestle S.A.                                 2.1%
              ------------------------------------------------
              UBS AG                                      1.9%
              ------------------------------------------------
              E.ON AG NPV                                 1.9%
              ------------------------------------------------
              BNP Paribas - Ordinary                      1.8%
              ------------------------------------------------
              BHP Billiton PLC                            1.8%
              ------------------------------------------------
              Novartis AG                                 1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         27.6%
              ------------------------------------------------
              Basic Materials                            13.1%
              ------------------------------------------------
              Utilities & Communications                 10.7%
              ------------------------------------------------
              Technology                                  8.7%
              ------------------------------------------------
              Energy                                      8.3%
              ------------------------------------------------
              Health Care                                 7.5%
              ------------------------------------------------
              Autos & Housing                             7.1%
              ------------------------------------------------
              Consumer Staples                            6.2%
              ------------------------------------------------
              Retailing                                   4.9%
              ------------------------------------------------
              Leisure                                     4.7%
              ------------------------------------------------

              TOP TEN COUNTRIES

              United Kingdom                             18.2%
              ------------------------------------------------
              Japan                                      15.7%
              ------------------------------------------------
              France                                     10.9%
              ------------------------------------------------
              Switzerland                                10.7%
              ------------------------------------------------
              Germany                                     6.6%
              ------------------------------------------------
              South Korea                                 6.0%
              ------------------------------------------------
              Brazil                                      4.9%
              ------------------------------------------------
              Italy                                       4.4%
              ------------------------------------------------
              Mexico                                      4.0%
              ------------------------------------------------
              All Others                                 18.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2006, the MFS Institutional International Research Equity Fund provided a total return of 32.97%, at net asset value. This compares with a return of 27.07% for the fund's benchmark, the MSCI EAFE Index.

CONTRIBUTORS TO PERFORMANCE

Security selection in the energy sector was the primary contributor to performance relative to fund's benchmark over the period. Our holdings in oil company LUKOIL* (Russia), which is not a benchmark constituent, boosted results. LUKOIL benefited from high oil prices and a recent upgrade in the company's credit rating by Moody's to investment grade levels. Our underweighted position throughout the period in Royal Dutch Shell also helped relative performance as that firm failed to outperform the broad benchmark.

Stock selection in the utilities and communications sector also aided relative results, although no individual holdings within the sector were among the fund's top contributors for the period.

Stock selection and, to a lesser extent, an overweighted position in the strong-performing basic materials sector benefited the fund's relative performance. Our holdings in global steel giant Arcelor* and iron ore miner Companhia Vale do Rio Doce (Brazil) added to results. We believe that shares of Arcelor gained in response to rival Mittal Steel's takeover bid for the company, while shares of Companhia Vale do Rio Doce were helped by the strong global demand for iron ore.

Our positions in several strong-performing financial services companies also bolstered results including real estate company Leopalace21* (Japan), financing firm ORIX (Japan), and banking firms Unibanco-Uniao de Bancos Brasileiros (Brazil), Kookmin Bank* (South Korea) and Hana Financial Holdings (South Korea). Our position in drug maker Chugai Pharmaceutical* (Japan) also boosted relative returns.

During the reporting period, our currency exposure was a contributor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Our underweighted position and, to a lesser extent, security selection in the special products and services sector hurt performance relative to the benchmark. Stock selection in the retailing and health care sectors also detracted from results.

Several Japanese financial services holdings were among the fund's top detractors over the period including financing firms Aiful and Takefuji, and real estate consulting company K.K. Davinci Advisors. Not owning Japanese banking giant Mizuho Financial Group also hindered performance as the company increased earnings guidance due to favorable operating trends.

Elsewhere, chemical company Kaneka* (Japan) held back relative results. Kaneka's shares fell, we believe, on growing concerns about oversupply of its nutritional food supplement, CoQ10, and the company's lack of pricing power on these products due to increased competition.

Respectfully

Jose Luis Garcia                                        Thomas Melendez
Portfolio Manager                                       Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/06

The information below illustrates the historical performance of the fund in comparison to various market indicators. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT INSTITUTIONAL.MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT

                      MFS Institutional         MSCI EAFE
                        International      (Europe, Australia
                          Research              Far East)
                        Equity Fund              Index

            7/02        $3,000,000            $3,000,000
            6/03         3,135,000             3,050,000
            6/04         4,101,000             4,052,000
            6/05         4,592,000             4,624,000
            6/06         6,105,525             5,876,041

TOTAL RETURNS THROUGH 6/30/06

AVERAGE ANNUAL

                           Fund
                     commencement date                     1-yr        Life (t)
-------------------------------------------------------------------------------
                          7/16/02                          32.97%       19.68%
-------------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark

                                                            1-yr       Life (t)
-------------------------------------------------------------------------------
MSCI EAFE Index (f)                                        27.07%       18.42%
-------------------------------------------------------------------------------

(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, July 16, 2002, through the stated period end.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value    1/01/06-
                            Ratio      1/01/06        6/30/06         6/30/06
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00      $1,110.90          $4.45
        ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00      $1,020.58          $4.26
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 98.8%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.                                                                    22,440          $512,415
Grupo Televisa S.A., ADR                                                                       86,980         1,679,584
Nippon Television Network Corp.                                                                 5,400           734,466
WPP Group PLC                                                                                 227,040         2,745,342
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,671,807
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR                                             13,050          $415,643
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                    112,040        $1,882,609
Grupo Modelo S.A. de C.V., "C"                                                                240,940           914,504
Pernod Ricard S.A.                                                                              4,040           800,628
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,597,741
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                            143,120        $1,136,981
Li & Fung Ltd.                                                                                449,000           907,661
LVMH Moet Hennessy Louis Vuitton S.A.                                                          11,890         1,179,672
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,224,314
-----------------------------------------------------------------------------------------------------------------------
Automotive - 4.2%
-----------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                    38,040        $1,899,724
Continental AG                                                                                 17,831         1,822,002
Hyundai Mobis                                                                                  12,180         1,030,887
Nissan Motor Co. Ltd.                                                                         157,300         1,717,624
Toyota Motor Corp.                                                                             25,100         1,313,378
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $7,783,615
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 23.0%
-----------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                   19,800          $480,839
Aiful Corp.                                                                                    16,600           886,010
Akbank T.A.S.                                                                                 287,264         1,379,593
Banco Bilbao Vizcaya Argentaria S.A.                                                          105,730         2,173,712
Banco Nossa Caixa S.A.                                                                         24,480           520,153
Barclays PLC                                                                                  197,970         2,247,531
BNP Paribas - Ordinary                                                                         34,905         3,340,390
Credit Agricole S.A.                                                                           58,259         2,215,990
CSU Cardsystem S.A. (n)                                                                        82,680           464,022
DBS Group Holdings Ltd.                                                                       164,000         1,874,878
DEPFA Bank PLC                                                                                 24,720           409,611
Erste Bank der Oesterreichischen Sparkassen AG                                                 25,948         1,459,736
Hana Financial Group, Inc.                                                                     18,740           880,953
HSBC Holdings PLC                                                                             138,872         2,441,226
Mitsubishi Tokyo Financial Group, Inc.                                                            176         2,459,926
ORIX Corp.                                                                                      6,200         1,513,780
OTP Bank Ltd., GDR                                                                             19,210         1,085,365
Royal Bank of Scotland Group PLC                                                               83,125         2,730,536
Shinhan Financial Group Co. Ltd.                                                               36,120         1,694,166
Shinsei Bank Ltd.                                                                             189,000         1,196,986
Sumitomo Mitsui Financial Group, Inc.                                                             220         2,325,399
Svenska Handelsbanken AB, "A"                                                                  37,500           966,381
Takefuji Corp.                                                                                 13,960           831,686
UBS AG                                                                                         32,818         3,593,114
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                               16,860         1,119,335
UniCredito Italiano S.p.A.                                                                    282,720         2,213,291
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            $42,504,609
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                                              13,380        $1,346,855
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Singapore Exchange Ltd.                                                                       201,000          $446,878
-----------------------------------------------------------------------------------------------------------------------
Business Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Mitsubishi Corp.                                                                               63,000        $1,257,523
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                       54,260        $2,493,306
Syngenta AG                                                                                    15,470         2,053,987
Umicore                                                                                         9,040         1,206,665
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,753,958
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Capgemini S.A.                                                                                 23,520        $1,342,091
-----------------------------------------------------------------------------------------------------------------------
Conglomerates - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                     23,710        $2,062,290
-----------------------------------------------------------------------------------------------------------------------
Construction - 2.9%
-----------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                                    33,962        $1,934,815
Consorcio ARA S.A. de C.V.                                                                     59,430           244,298
Geberit AG                                                                                        990         1,143,770
Italcementi S.p.A.                                                                             61,120           999,084
Italcementi S.p.A. - Ordinary                                                                  29,420           744,024
Urbi Desarrollos Urbanos S.A. de C.V. (n)                                                      95,520           223,855
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,289,846
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                      72,000        $1,883,730
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                     81,010           256,924
Reckitt Benckiser PLC                                                                          35,580         1,327,828
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,468,482
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.                                                                        22,136        $2,306,612
-----------------------------------------------------------------------------------------------------------------------
Electronics - 5.7%
-----------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc. (n)                                                              63,500          $801,551
Nintendo Co. Ltd.                                                                               6,500         1,090,194
Nippon Electric Glass Co. Ltd.                                                                 30,000           601,441
Royal Philips Electronics N.V.                                                                 57,790         1,805,069
Samsung Electronics Co. Ltd.                                                                    8,050         5,116,364
Taiwan Semiconductor Manufacturing Co. Ltd.                                                   656,563         1,184,348
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            $10,598,967
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                 8,050          $444,625
CNOOC Ltd.                                                                                  1,228,000           980,319
Norsk Hydro A.S.A                                                                              32,800           868,972
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,293,916
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 6.4%
-----------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                   7,840          $700,190
Royal Dutch Shell PLC                                                                         139,620         4,694,653
Statoil A.S.A.                                                                                 73,150         2,073,037
TOTAL S.A.                                                                                     66,210         4,355,386
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            $11,823,266
-----------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Sundrug Co. Ltd.                                                                               17,500          $429,570
Tesco PLC                                                                                     390,561         2,410,015
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,839,585
-----------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                    12,531        $3,931,615
Nong Shim Co. Ltd.                                                                              1,833           483,004
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $4,414,619
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                                                     17,550          $919,971
Votorantim Celulose e Papel S.A., ADR                                                          57,210           891,332
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,811,303
-----------------------------------------------------------------------------------------------------------------------
Insurance - 3.7%
-----------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                                                                  68,390        $2,489,418
AXA                                                                                            91,120         2,989,428
Swiss Reinsurance Co.                                                                          19,545         1,364,589
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $6,843,435
-----------------------------------------------------------------------------------------------------------------------
Internet - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (n)                                                                  84,700          $489,053
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd.                                                                                48,700          $583,677
Konami Corp.                                                                                   20,500           452,173
NAMCO BANDAI Holdings, Inc.                                                                    31,500           478,519
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,514,369
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                     10,200          $915,973
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.9%
-----------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                              169,090        $3,277,011
Companhia Siderurgica Nacional S.A., ADR                                                       35,500         1,143,100
Companhia Vale do Rio Doce, ADR                                                                91,310         2,195,092
POSCO                                                                                           6,860         1,840,179
Ternium S.A., ADR (n)                                                                          20,730           501,044
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $8,956,426
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                            275,000        $1,294,824
-----------------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                           559,280        $1,849,181
TomTom N.V. (n)                                                                                13,960           542,775
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,391,956
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Saipem S.p.A.                                                                                  28,250          $641,799
Vallourec S.A.                                                                                    320           384,588
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,026,387
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.8%
-----------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                          57,900        $2,124,307
GlaxoSmithKline PLC                                                                           185,690         5,183,671
Novartis AG                                                                                    59,710         3,229,677
Roche Holding AG                                                                               12,450         2,055,842
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            $12,593,497
-----------------------------------------------------------------------------------------------------------------------
Real Estate - 0.7%
-----------------------------------------------------------------------------------------------------------------------
K.K. DaVinci Advisors (n)                                                                       1,313        $1,296,082
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                          101,000        $1,280,201
Lonza Group AG                                                                                 14,220           974,219
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,254,420
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                                                     52,960          $500,149
NEXT PLC                                                                                       49,220         1,484,042
Yamada Denki Co. Ltd.                                                                          10,200         1,039,825
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,024,016
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
-----------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                           34,710        $1,154,455
PT Indonesian Satellite Corp. Tbk                                                             839,000           387,210
Rogers Communications, Inc., "B"                                                               13,230           531,710
Vodafone Group PLC                                                                            640,660         1,364,121
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,437,496
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.6%
-----------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A. (n)                                                                             23,624        $1,026,348
Singapore Telecommunications Ltd.                                                             949,720         1,523,631
Telefonica S.A.                                                                                32,170           535,525
Telenor A.S.A.                                                                                136,720         1,651,910
TELUS Corp.                                                                                    45,910         1,891,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $6,628,539
-----------------------------------------------------------------------------------------------------------------------
Trucking - 0.6%
-----------------------------------------------------------------------------------------------------------------------
TNT N.V.                                                                                       32,220        $1,152,633
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.5%
-----------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                        30,200        $3,475,871
Equatorial Energia S.A., IEU (n)                                                               90,780           628,990
Iberdrola S.A.                                                                                 66,720         2,297,260
Scottish Power PLC                                                                             62,140           669,305
Suez S.A.                                                                                      29,538         1,227,386
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $8,298,812
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $155,809,668)                                                        $182,371,838
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.2%                                                                         2,262,324
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                      $184,634,162
-----------------------------------------------------------------------------------------------------------------------

(n) Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt
IEU    International Equity Unit
IPS    International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 6/30/06
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $155,809,668)                                    $182,371,838
Foreign currency, at value (identified cost, $1,103,224)                                    1,110,162
Receivable for investments sold                                                             2,726,702
Receivable for fund shares sold                                                               698,803
Interest and dividends receivable                                                             431,373
Receivable from investment adviser                                                              1,368
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $187,340,246
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                       $1,464,910
Payable for investments purchased                                                           1,128,622
Payable to affiliates
  Management fee                                                                                3,735
  Shareholder servicing costs                                                                      64
  Administrative services fee                                                                     117
Payable for independent trustees' compensation                                                    874
Accrued expenses and other liabilities                                                        107,762
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $2,706,084
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $184,634,162
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $132,529,940
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          26,581,818
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                               22,442,129
Undistributed net investment income                                                         3,080,275
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $184,634,162
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          11,449,795
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $184,634,162/11,449,795 shares of beneficial interest outstanding)                                      $16.13
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 6/30/06
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $4,366,284
  Interest                                                                                      79,914
  Foreign taxes withheld                                                                      (380,204)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $4,065,994
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $1,288,526
  Shareholder servicing costs                                                                   13,022
  Administrative services fee                                                                   30,686
  Independent trustees' compensation                                                             5,610
  Custodian fee                                                                                234,247
  Shareholder communications                                                                     5,291
  Auditing fees                                                                                 41,854
  Legal fees                                                                                     4,758
  Miscellaneous                                                                                 61,721
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,685,715
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (7,699)
  Reduction of expenses by investment adviser                                                 (224,622)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,453,394
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $2,612,600
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $9,266 country tax)                                      $31,451,322
  Foreign currency transactions                                                               (117,494)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $31,333,828
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                              $13,823,659
  Translation of assets and liabilities in foreign currencies                                   25,683
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $13,849,342
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $45,183,170
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $47,795,770
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                           2006                    2005

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $2,612,600              $1,688,735
Net realized gain (loss) on investments and foreign currency transactions                  31,333,828              10,481,618
Net unrealized gain (loss) on investments and foreign currency translation                 13,849,342                 705,490
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $47,795,770             $12,875,843
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(2,118,935)            $(1,348,685)
From net realized gain on investments and foreign currency transactions                   (16,317,673)            (11,458,136)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(18,436,608)           $(12,806,821)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                          $7,701,771             $43,647,060
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $37,060,933             $43,716,082
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    147,573,229             103,857,147

At end of period (including undistributed net investment income of
$3,080,275 and $1,377,765, respectively)                                                 $184,634,162            $147,573,229
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                         YEARS ENDED 6/30
                                                                      -------------------------------------------------------
                                                                          2006            2005            2004        2003(c)
Net asset value, beginning of period                                    $13.56          $13.46          $10.43         $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                $0.23           $0.19           $0.20          $0.14
Net realized and unrealized gain (loss) on investments and
foreign currency                                                          4.07            1.46            3.00           0.31
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         $4.30           $1.65           $3.20          $0.45
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                              $(0.20)         $(0.16)         $(0.10)        $(0.02)
From net realized gain on investments and foreign currency
transactions                                                             (1.53)          (1.39)          (0.07)            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(1.73)         $(1.55)         $(0.17)        $(0.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $16.13          $13.56          $13.46         $10.43
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                  32.97           11.97           30.82           4.49(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                    0.98            0.98            1.03           1.11(a)
Expenses after expense reductions (f)                                     0.85            0.85            0.85           0.85(a)
Net investment income                                                     1.52            1.40            1.61           1.55(a)
Portfolio turnover                                                          92              93             109             97
Net assets at end of period (000 Omitted)                             $184,634        $147,573        $103,857        $59,258
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, July 16, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Research Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended June 30, 2006, the fund's custodian fees were reduced by $4,878 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended June 30, 2006, the fund's custodian expenses were reduced by $2,821 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                              6/30/06          6/30/05

      Ordinary income (including any
      short-term capital gains)            $7,291,276       $6,477,728

      Long-term capital gain               11,145,332        6,329,093
      ----------------------------------------------------------------
      Total distributions                 $18,436,608      $12,806,821

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF JUNE 30, 2006

      Cost of investments                                 $156,957,922
      ----------------------------------------------------------------
      Gross appreciation                                   $27,741,644
      Gross depreciation                                    (2,327,728)
      ----------------------------------------------------------------
      Net unrealized appreciation (depreciation)           $25,413,916
      Undistributed ordinary income                         14,004,907
      Undistributed long-term capital gain1                  2,668,052
      Other temporary differences                               17,347

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. This written agreement will continue until November 1, 2006. For the year ended June 30, 2006, this reduction amounted to $223,626 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2006, the fee was $12,885, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2006, these costs amounted to $18.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended June 30, 2006 was equivalent to an annual effective rate of 0.0179% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended June 30, 2006, the fee paid to Tarantino LLC was $1,121. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $996, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $155,463,683 and $162,443,212, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                  YEAR ENDED                      YEAR ENDED
                                                                   6/30/06                         6/30/05
                                                           SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                                1,693,686      $25,782,924      3,593,615      $49,641,588
Shares issued to shareholders in reinvestment
of distributions                                              81,487        1,192,971             --               --
Shares reacquired                                         (1,204,774)     (19,274,124)      (429,291)      (5,994,528)
---------------------------------------------------------------------------------------------------------------------
Net change                                                   570,399       $7,701,771      3,164,324      $43,647,060

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended June 30, 2006 was $1,258 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended June 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Institutional Trust and the Shareholders of MFS Institutional International Research Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional International Research Equity Fund (one of the portfolios comprising MFS Institutional Trust (the "Trust")) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Institutional International Research Equity Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(H)                        OTHER DIRECTORSHIPS(J)
-------------------               ----------------       ---------------      ---------------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(k)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(n)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(k)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April 2003)

Ethan D. Corey(k)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(k)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005)

Timothy M. Fagan(k)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(k)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian E. Langenfeld(k)        Assistant Secretary and   May 2006           Massachusetts Financial Services Company, Assistant Vice
(born 03/07/73)               Assistant Clerk                              President and Counsel (since May 2006); John Hancock
                                                                           Advisers, LLC, Assistant Vice President and Counsel (May
                                                                           2005 to April 2006); John Hancock Advisers, LLC,
                                                                           Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Senior
(born 11/13/57)                                                            Vice President

Susan S. Newton(k)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(k)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (prior to March
                                                                           2003)

James O. Yost(k)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005,
    MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs.
Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1,
2006, the Trustees served as board members of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                    CUSTODIAN
Massachusetts Financial Services Company                              State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                       225 Franklin Street, Boston, MA 02110
02116-3741
                                                                      INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                           ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                           Deloitte & Touche LLP
500 Boylston Street, Boston, MA                                       200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Jose Luis Garcia
Thomas Melendez

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before November 1, 2006 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $11,145,332 as capital gain dividends paid during the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  IRE-ANN 8/06

MFS(R) INSTITUTIONAL TRUST

ANNUAL REPORT 6/30/06

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

[graphic omitted]

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
-----------------------------------------------------------
LETTER FROM THE CEO                                       1
-----------------------------------------------------------
PORTFOLIO COMPOSITION                                     2
-----------------------------------------------------------
MANAGEMENT REVIEW                                         3
-----------------------------------------------------------
PERFORMANCE SUMMARY                                       5
-----------------------------------------------------------
EXPENSE TABLE                                             6
-----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                  7
-----------------------------------------------------------
FINANCIAL STATEMENTS                                     10
-----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                            14
-----------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                                   18
-----------------------------------------------------------
TRUSTEES AND OFFICERS                                    19
-----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    BACK COVER
-----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            BACK COVER
-----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   BACK COVER
-----------------------------------------------------------
FEDERAL TAX INFORMATION                          BACK COVER
-----------------------------------------------------------
CONTACT INFORMATION                              BACK COVER
-----------------------------------------------------------

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

    o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

    o DIVERSIFY within each class to take advantage of different market segments and investing styles.

    o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.2%
              Cash & Other Net Assets                     2.8%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                       3.8%
              ------------------------------------------------
              Nestle S.A.                                 3.6%
              ------------------------------------------------
              Schneider Electric S.A.                     3.4%
              ------------------------------------------------
              Roche Holding AG                            3.3%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                3.1%
              ------------------------------------------------
              AXA                                         3.0%
              ------------------------------------------------
              UBS AG                                      3.0%
              ------------------------------------------------
              TOTAL S.A.                                  2.6%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.4%
              ------------------------------------------------
              Sanofi-Aventis                              2.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         22.1%
              ------------------------------------------------
              Consumer Staples                           12.6%
              ------------------------------------------------
              Health Care                                11.1%
              ------------------------------------------------
              Technology                                 10.1%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Basic Materials                             6.5%
              ------------------------------------------------
              Utilities & Communications                  6.0%
              ------------------------------------------------
              Leisure                                     5.7%
              ------------------------------------------------
              Energy                                      5.6%
              ------------------------------------------------
              Industrial Goods & Services                 5.5%
              ------------------------------------------------
              Autos & Housing                             3.5%
              ------------------------------------------------
              Special Products & Services                 0.8%
              ------------------------------------------------
              Transportation                              0.8%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              France                                     21.3%
              ------------------------------------------------
              United Kingdom                             21.2%
              ------------------------------------------------
              Japan                                      15.7%
              ------------------------------------------------
              Switzerland                                13.8%
              ------------------------------------------------
              Germany                                     3.5%
              ------------------------------------------------
              Hong Kong                                   3.4%
              ------------------------------------------------
              Italy                                       3.4%
              ------------------------------------------------
              Spain                                       3.2%
              ------------------------------------------------
              South Korea                                 3.2%
              ------------------------------------------------
              Other Countries                            11.3%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2006, the MFS Institutional International Equity Fund provided a total return of 28.89%, at net asset value. This compares with a return of 27.07% for the fund's benchmark, the MSCI EAFE Index.

CONTRIBUTORS TO PERFORMANCE

The fund's positive relative performance over the period was led by the energy, utilities and communications, technology, and industrial goods and services sectors. Although strong stock selection was the main driver in the energy sector, no individual stocks within the sector were among the fund's top contributors. Our underweighted positions in the energy sector supported results as this sector underperformed the broad benchmark.

In utilities and communications, stock selection and, to a lesser extent, underweighting the sector boosted relative performance. Our holdings in global communications services company Hutchison Telecommunications International paid off as the company's mobile customer base grew at a rapid pace during the period.

Strong stock selection in the technology sector also bolstered relative returns with Japanese video game maker Nintendo among the fund's top contributors. Solid sales of its handheld game device Nintendo DS and positive initial reaction to Nintendo's gaming console, Wii, contributed to the stock's rise during the period. The Wii will be priced significantly lower than its rivals, Sony PlayStation 3 and Xbox 360, when it is launched later this year.

Our overweighted position in the strong-performing industrial goods and services sector added to relative performance. Swedish drilling tools maker Sandvik* was a top performer enjoying strong demands for its products, particularly tools for mining and construction, and high operating profit margin. Several other stock picks in this sector were also among the top contributors including French electrical distribution equipment manufacturer Schneider Electric and Swedish industrial products manufacturer Atlas Copco*.

Elsewhere in the fund, shares of German pharmaceutical company Schering* soared after receiving acquisition offers from Merck and Bayer (Schering is currently being acquired by Bayer). French banking firm Credit Agricole and Japanese synthetic fiber and textile manufacturer Toray Industries* aided results. Railroad company Canadian National Railway and Brazilian iron ore miner Companhia Vale do Rio Doce, neither of which are index constituents, also helped relative returns.

During the reporting period, our currency exposure was a contributor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Stock selection in the basic materials sector held back relative performance over the period. Not owning mining giant BHP Billiton detracted from results as the stock outperformed the benchmark. Our positions in Japanese basic chemicals, resin, and plastics maker Kaneka Corp was also among the top detractors. Kaneka's shares fell, we believe, on growing concerns about oversupply of its nutritional food supplement, CoQ10, and the company's lack of pricing power on these products due to increased competition.

Stocks in other sectors that hurt relative returns included UK-based medical device manufacturer Smith & Nephew, whose shares fell, in our opinion, on concerns about slow revenue growth in the orthopedic segment due to cuts in health care spending. Telecommunications company Singapore Telecom, Japanese tire maker Bridgestone, Israeli security software provider Check Point Software Technologies* (not an index constituent), and Swedish retailer Hennes & Maurtiz* also dampened results. Not owning the Japanese financial services firm Mizuho Financial Group hurt as the stock performed significantly better than the benchmark.

The fund's cash position was a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

David Mannheim                                         Marcus Smith
Portfolio Manager                                      Portfolio Manager

*Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/06

THE INFORMATION BELOW ILLUSTRATES THE HISTORICAL PERFORMANCE OF THE FUND IN COMPARISON TO VARIOUS MARKET INDICATORS. BENCHMARK COMPARISONS ARE UNMANAGED AND DO NOT REFLECT ANY FEES OR EXPENSES. THE MINIMUM INITIAL INVESTMENT IS GENERALLY $3 MILLION. SHARES OF THE FUND ARE PURCHASED AT NET ASSET VALUE. (SEE NOTES TO PERFORMANCE SUMMARY.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT INSTITUTIONAL.MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT

                       MFS Institutional
                         International      MSCI EAFE
                         Equity Fund         Index

             6/96        $3,000,000        $3,000,000
             6/97         3,689,000         3,395,000
             6/98         4,063,000         3,612,000
             6/99         4,093,000         3,898,000
             6/00         5,377,000         4,577,000
             6/01         4,438,000         3,510,000
             6/02         4,327,000         3,186,000
             6/03         4,292,000         2,993,000
             6/04         5,468,000         3,977,000
             6/05         6,054,000         4,539,000
             6/06         7,802,360         5,767,111

TOTAL RETURNS THROUGH 6/30/06

AVERAGE ANNUAL

                       Fund
                 commencement date        1-yr         5-yr        10-yr
  ---------------------------------------------------------------------------
                      1/30/96            28.89%       11.94%       10.03%
  ---------------------------------------------------------------------------

COMPARATIVE BENCHMARK

------------------------------------------------------------------------------
MSCI EAFE Index (f)                      27.07%       10.44%        6.75%
------------------------------------------------------------------------------

(f) Source: FactSet Research Systems, Inc.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Expenses
                                                                    Paid During
                    Annualized      Beginning          Ending        Period (p)
                      Expense     Account Value    Account Value      1/01/06-
                       Ratio         1/01/06          6/30/06         6/30/06
-------------------------------------------------------------------------------
Actual                 0.75%        $1,000.00        $1,115.50         $3.93
-------------------------------------------------------------------------------
Hypothetical (h)       0.75%        $1,000.00        $1,021.08         $3.76
-------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%

----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (l)                                                                         1,020,740      $   19,710,489
WPP Group PLC                                                                                        2,354,890          28,475,064
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   48,185,553
----------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                           2,124,324      $   35,695,042
Pernod Ricard S.A. (l)                                                                                 173,279          34,339,610
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   70,034,652
----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                       6,798,600      $   13,743,476
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              426,948          42,359,851
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   56,103,327
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.5%
----------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp. (l)                                                                                1,275,900      $   24,576,191
Toyota Motor Corp.                                                                                     834,600          43,671,142
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   68,247,333
----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.3%
----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A. (l)                                                             2,001,740      $   41,153,942
Bangkok Bank Public Co. Ltd.                                                                         3,656,550          10,167,741
Credit Agricole S.A. (l)                                                                             1,121,230          42,648,072
Erste Bank der Oesterreichischen Sparkassen AG (l)                                                     298,830          16,811,041
ORIX Corp. (l)                                                                                          47,470          11,590,186
PT Bank Central Asia Tbk.                                                                           23,583,000          10,438,335
Shinsei Bank Ltd.                                                                                    4,035,000          25,554,706
Svenska Handelsbanken AB, "A"                                                                          453,713          11,692,253
UBS AG                                                                                                 530,769          58,111,811
UniCredito Italiano S.p.A. (l)                                                                       4,165,345          32,608,661
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  260,776,748
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                                                       63,700      $    6,412,158
----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                               313,314      $   27,186,818
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                               669,400      $   30,759,658
----------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Smiths Group PLC                                                                                       979,310      $   16,120,642
----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.4%
----------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                              757,000      $   19,805,329
L'Oreal S.A.                                                                                           108,900          10,282,438
Reckitt Benckiser PLC                                                                                2,010,652          75,036,526
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  105,124,293
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 5.0%
----------------------------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                                           566,980      $   15,948,070
Nitto Denko Corp.                                                                                      213,900          15,228,522
Schneider Electric S.A. (l)                                                                            640,423          66,733,247
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   97,909,839
----------------------------------------------------------------------------------------------------------------------------------
Electronics - 8.7%
----------------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (l)                                                                                        702,150      $   34,409,797
Nintendo Co. Ltd. (l)                                                                                  170,700          28,630,181
OMRON Corp.                                                                                            582,000          14,820,092
Ricoh Co. Ltd. (l)                                                                                   1,556,000          30,515,134
Samsung Electronics Co. Ltd.                                                                            96,030          61,034,087
Samsung Electronics Co. Ltd., GDR                                                                        3,670           1,153,298
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  170,562,589
----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                          18,063,000      $   14,419,793
----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.9%
----------------------------------------------------------------------------------------------------------------------------------
BG Group PLC                                                                                         1,074,719      $   14,345,550
Royal Dutch Shell PLC                                                                                  892,510          30,010,202
TOTAL S.A. (l)                                                                                         783,572          51,544,462
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   95,900,214
----------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                            6,677,268      $   41,203,083
----------------------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                            226,527      $   71,073,101
----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                                        2,888,970      $   21,749,791
William Hill Organization Ltd.                                                                       3,639,465          42,125,305
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   63,875,096
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 7.4%
----------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A. (l)                                                                      795,134      $   28,943,131
AXA (l)                                                                                              1,802,421          59,133,096
QBE Insurance Group Ltd. (l)                                                                         1,561,085          23,792,074
Swiss Reinsurance Co. (l)                                                                              490,416          34,239,764
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  146,108,065
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                             117,600      $   10,560,629
----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                                   2,409,383      $   18,539,810
Synthes, Inc.                                                                                           75,690           9,121,885
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   27,661,695
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (l)                                                                    418,860      $   10,069,394
----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                                                               2,762,000      $   13,004,743
----------------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                                  8,301,350      $   27,447,245
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.4%
----------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                        470,630      $   28,380,118
GlaxoSmithKline PLC                                                                                  1,715,590          47,891,938
Roche Holding AG                                                                                       391,520          64,650,864
Sanofi-Aventis (l)                                                                                     452,201          44,113,730
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  185,036,650
----------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                          368,696         16,130,450
----------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 4.4%
----------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                             2,820,000      $   35,744,224
Kaneka Corp.                                                                                            24,000             218,039
L'Air Liquide S.A., Bearer Shares (l)                                                                  181,614          35,364,454
L'Air Liquide S.A., Registered Shares                                                                   76,829          14,960,386
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   86,287,103
----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                                 2,567,500      $   20,959,319
NEXT PLC                                                                                               567,994          17,125,700
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   38,085,019
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. (n)                                                 11,203,000      $   18,031,082
----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A. (l)(n)                                                                                  121,790      $    5,291,182
Singapore Telecommunications Ltd.                                                                   12,921,360          20,729,673
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   26,020,855
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.1%
----------------------------------------------------------------------------------------------------------------------------------
E.ON AG (l)                                                                                            334,850      $   38,539,585
Iberdrola S.A. (l)                                                                                     633,300          21,805,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   60,344,960
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $1,667,722,359)                                                             $1,908,682,787
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.28%, due 7/03/06, at Amortized Cost and Value (y)                        $31,539,000      $   31,529,749
----------------------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 18.6%
----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                          364,978,523      $  364,978,523
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $2,064,230,631) (k)                                                           $2,305,191,059
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (17.4)%                                                                              (341,660,460)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                               $1,963,530,599
----------------------------------------------------------------------------------------------------------------------------------

(k) As of June 30, 2006 the fund had one security that was fair valued, aggregating $14,960,386 and 0.65% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR    American Depository Receipt
GDR    Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of your fund.

AT 6/30/06
ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments, at value, including $347,706,407 of securities
on loan (identified cost, $2,064,230,631)                                    $2,305,191,059
Cash                                                                                 44,690
Foreign currency, at value (identified cost, $857,756)                              866,697
Receivable for investments sold                                                   6,951,550
Receivable for fund shares sold                                                  25,548,474
Interest and dividends receivable                                                 2,512,925
Receivable from investment adviser                                                  137,483
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                                       $2,341,252,878
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                  $718,036
Payable for fund shares reacquired                                               11,722,887
Collateral for securities loaned, at value                                      364,978,523
Payable to affiliates
  Management fee                                                                     39,496
  Shareholder servicing costs                                                         4,052
  Administrative services fee                                                           974
Payable for independent trustees' compensation                                        4,355
Accrued expenses and other liabilities                                              253,956
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    $377,722,279
-----------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $1,963,530,599
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                              $1,566,917,935
Unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies                                 240,986,192
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                           104,765,333
Undistributed net investment income                                              50,861,139
-----------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $1,963,530,599
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                             102,143,361
-----------------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $1,963,530,599/102,143,361
shares of beneficial interest outstanding)                                                                 $19.22
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                      $68,507,088
  Interest                                                                         2,798,645
  Foreign taxes withheld                                                          (3,725,218)
-----------------------------------------------------------------------------------------------------------------
Total investment income                                                                               $67,580,515
-----------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------
  Management fee                                                                 $11,093,456
  Shareholder servicing costs                                                        124,933
  Administrative services fee                                                        194,737
  Independent trustees' compensation                                                  26,322
  Custodian fee                                                                    1,122,459
  Shareholder communications                                                          26,080
  Auditing fees                                                                       40,712
  Legal fees                                                                          28,481
  Miscellaneous                                                                      137,825
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                                                        $12,795,005
-----------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                               (77,985)
  Reduction of expenses by investment adviser                                     (1,708,385)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                                                                          $11,008,635
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 $56,571,880
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $5,929 country tax)                           $133,472,084
  Foreign currency transactions                                                   (1,066,468)
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                            $132,405,616
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                   $160,306,345
  Translation of assets and liabilities in foreign currencies                         67,905
-----------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                           $160,374,250
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                          $292,779,866
-----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                 $349,351,746
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 6/30                                                                     2006                  2005
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $56,571,880           $12,831,282
Net realized gain (loss) on investments and foreign currency transactions          132,405,616            29,116,308
Net unrealized gain (loss) on investments and foreign currency translation         160,374,250            17,805,466
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                              $349,351,746           $59,753,056
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income                                                        $(16,055,801)          $(7,234,092)
From net realized gain on investments and foreign currency transactions            (36,659,139)          (29,759,205)
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                      $(52,714,940)         $(36,993,297)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                 $630,286,361          $408,860,636
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                        $926,923,167          $431,620,395
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                           1,036,607,432           604,987,037
--------------------------------------------------------------------------------------------------------------------
At end of period (including undistributed net investment income of
$50,861,139 and $11,253,452, respectively)                                      $1,963,530,599        $1,036,607,432
--------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                  YEARS ENDED 6/30
                                                      ------------------------------------------------------------------------
                                                            2006             2005            2004            2003         2002
Net asset value, beginning of period                      $15.48           $14.73          $11.61          $11.77       $12.17
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                  $0.68            $0.26           $0.21           $0.17        $0.09
Net realized and unrealized gain (loss) on
investments and foreign currency                            3.72             1.34            2.97           (0.27)       (0.41)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $4.40            $1.60           $3.18          $(0.10)      $(0.32)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.20)          $(0.17)         $(0.06)         $(0.06)      $(0.08)
From net realized gain on investments and foreign
currency transactions                                      (0.46)           (0.68)             --              --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(0.66)          $(0.85)         $(0.06)         $(0.06)      $(0.08)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $19.22           $15.48          $14.73          $11.61       $11.77
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                    28.89            10.72           27.39           (0.82)       (2.50)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                      0.86             0.92            0.92            1.04         1.11
Expenses after expense reductions (f)                       0.75             0.75            0.75            0.78         0.86
Net investment income                                       3.82             1.68            1.57            1.66         0.79
Portfolio turnover                                            45               45              53              55           73
Net assets at end of period (000 Omitted)             $1,963,531       $1,036,607        $604,987        $202,796      $68,193
------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended June 30, 2006, the fund's custodian fees were reduced by $71,301 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended June 30, 2006, the fund's custodian expenses were reduced by $6,684 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                    6/30/06         6/30/05
      Ordinary income (including any
      short-term capital gains)                 $19,532,579     $14,175,339
      Long-term capital gain                     33,182,361      22,817,958
      ---------------------------------------------------------------------
      Total distributions                       $52,714,940     $36,993,297

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF JUNE 30, 2006
      Cost of investments                                    $2,065,154,277
      ---------------------------------------------------------------------
      Gross appreciation                                       $279,896,036
      Gross depreciation                                        (39,859,254)
      ---------------------------------------------------------------------
      Net unrealized appreciation
      (depreciation)                                           $240,036,782
      Undistributed ordinary income                              60,077,211
      Undistributed long-term capital gain                       96,539,433
      Other temporary differences                                   (40,762)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management fees. This written fee arrangement will continue until November 1, 2006. For the year ended June 30, 2006, this reduction amounted to $1,700,189 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2006, the fee was $110,934, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2006, these costs amounted to $2,701.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended June 30, 2006 was equivalent to an annual effective rate of 0.0131% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended June 30, 2006, the fee paid to Tarantino LLC was $9,157. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $8,196, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,256,721,442 and $642,424,231, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                             Year Ended 6/30/06                 Year Ended 6/30/05
                                                          SHARES           AMOUNT            SHARES           AMOUNT
Shares sold                                             44,961,031      $806,586,146       32,829,413      $512,295,030
Shares issued to shareholders in
reinvestment of distributions                            2,685,080        46,666,698        2,193,490        34,832,625
Shares reacquired                                      (12,449,876)     (222,966,483)      (9,145,467)     (138,267,019)
-----------------------------------------------------------------------------------------------------------------------
Net change                                              35,196,235      $630,286,361       25,877,436      $408,860,636

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended June 30, 2006 was $11,054 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended June 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Institutional Trust and the Shareholders of MFS Institutional International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional International Equity Fund (one of the portfolios comprising MFS Institutional Trust (the "Trust")) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Institutional International Equity Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD     TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(H)                         OTHER DIRECTORSHIPS(J)
-------------------               ----------------     ---------------        --------------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee                February 2004      Massachusetts Financial Services Company, Chief Executive
(born 10/20/63)                                                           Officer, President, Chief Investment Officer and Director

Robert C. Pozen(k)              Trustee                February 2004      Massachusetts Financial Services Company, Chairman (since
(born 08/08/46)                                                           February 2004); Secretary of Economic Affairs, The
                                                                          Commonwealth of Massachusetts (January 2002 to December
                                                                          2002); Fidelity Investments, Vice Chairman (June 2000 to
                                                                          December 2001); Fidelity Management & Research Company
                                                                          (investment adviser), President (March 1997 to July
                                                                          2001); Bell Canada Enterprises (telecommunications),
                                                                          Director; Medtronic, Inc. (medical technology), Director;
                                                                          Telesat (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)                 of Trustees                               services company), Chairman, Trustee and Chief Executive
                                                                          Officer (until November 2000)

Robert E. Butler(n)             Trustee                January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                           July 2002); PricewaterhouseCoopers LLP (professional
                                                                          services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.          Trustee                August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                           Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                          School, Professor of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning                Trustee                January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                           provider), Vice Chairman/Director (since April 2001);
                                                                          Encinitos Ventures (private investment company),
                                                                          Principal (1997 to April 2001); Lincoln Electric
                                                                          Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow                Trustee                December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                           Entertainment Management Company (video franchise), Vice
                                                                          Chairman

Michael Hegarty                 Trustee                December 2004      Retired; AXA Financial (financial services and insurance),
(born 12/21/44)                                                           Vice Chairman and Chief Operating Officer (until May
                                                                          2001); The Equitable Life Assurance Society (insurance),
                                                                          President and Chief Operating Officer (until May 2001)

Lawrence T. Perera              Trustee                July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt                Trustee                August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                           specialists), President; Wellfleet Investments (investor
                                                                          in health care companies), Managing General Partner
                                                                          (since 1993); Cambridge Nutraceuticals (professional
                                                                          nutritional products), Chief Executive Officer (until
                                                                          May 2001)

Laurie J. Thomsen               Trustee                March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                           capital), Co-founder and General Partner (until June
                                                                          2004); St. Paul Travelers Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                   Trustee                January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                           (professional services firm), Partner (until 1999);
                                                                          Consultant to investment company industry (since 2000);
                                                                          TT International Funds (mutual fund complex), Trustee
                                                                          (2000 until 2005); Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President              November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                           President and Chief Regulatory Officer (since March
                                                                          2004); Fidelity Management & Research Company, Vice
                                                                          President (prior to March 2004); Fidelity Group of
                                                                          Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(k)               Treasurer              September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                           President (since September 2004); PricewaterhouseCoopers
                                                                          LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant Secretary    July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                  and Assistant Clerk                       and Senior Counsel (since April 2003); Kirkpatrick &
                                                                          Lockhart LLP (law firm), Associate (prior to April 2003)

Ethan D. Corey(k)               Assistant Secretary    July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)                 and Assistant Clerk                       Counsel (since December 2004); Dechert LLP (law firm),
                                                                          Counsel (prior to December 2004)

David L. DiLorenzo(k)           Assistant Treasurer    July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                            (since June 2005); JP Morgan Investor Services, Vice
                                                                          President (prior to June 2005)

Timothy M. Fagan(k)             Assistant Secretary    September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                  and Assistant Clerk                       and Senior Counsel (since September 2005); John Hancock
                                                                          Advisers, LLC, Vice President and Chief Compliance Officer
                                                                          (September 2004 to August 2005), Senior Attorney (prior
                                                                          to September 2004); John Hancock Group of Funds, Vice
                                                                          President and Chief Compliance Officer (September 2004 to
                                                                          December 2004)

Mark D. Fischer(k)              Assistant Treasurer    July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                           (since May 2005); JP Morgan Investment Management
                                                                          Company, Vice President (prior to May 2005)

Brian E. Langenfeld(k)          Assistant Secretary    May 2006           Massachusetts Financial Services Company, Assistant Vice
(born 03/07/73)                 and Assistant Clerk                       President and Counsel (since May 2006); John Hancock
                                                                          Advisers, LLC, Assistant Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock Advisers, LLC,
                                                                          Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k)               Assistant Treasurer    April 1997         Massachusetts Financial Services Company, Senior Vice
(born 11/13/57)                                                           President

Susan S. Newton(k)              Assistant Secretary    May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)                 and Assistant Clerk                       President and Associate General Counsel (since April
                                                                          2005); John Hancock Advisers, LLC, Senior Vice President,
                                                                          Secretary and Chief Legal Officer (prior to April 2005);
                                                                          John Hancock Group of Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer (prior to April 2005)

Susan A. Pereira(k)             Assistant Secretary    July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)                 and Assistant Clerk                       and Senior Counsel (since June 2004); Bingham McCutchen
                                                                          LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and Clerk    January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                           President, General Counsel and Secretary (since January
                                                                          2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                          firm), Partner (prior to January 2006)

Frank L. Tarantino              Independent Chief      June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)                 Compliance Officer                        Principal (since June 2004); CRA Business Strategies
                                                                          Group (consulting services), Executive Vice President
                                                                          (April 2003 to June 2004); David L. Babson & Co.
                                                                          (investment adviser), Managing Director, Chief
                                                                          Administrative Officer and Director (prior to March 2003)

James O. Yost(k)                Assistant Treasurer    September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                           President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid
    Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------

INVESTMENT ADVISER                         CUSTODIANS
Massachusetts Financial Services Company   State Street Bank and Trust Company
500 Boylston Street, Boston, MA            225 Franklin Street, Boston, MA 02110
02116-3741
                                           JP Morgan Chase Bank
DISTRIBUTOR                                One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                 INDEPENDENT REGISTERED PUBLIC
                                           ACCOUNTING FIRM
PORTFOLIO MANAGERS                         Deloitte & Touche LLP
David Mannheim                             200 Berkeley Street, Boston, MA 02116
Marcus Smith

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before November 1, 2006 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
100 F Street, NE, Room 1580
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $38,713,467 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $51,625,105. The fund intends to pass through foreign tax credits of $1,286,505 for the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number            Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606          8 a.m. to 8 p.m., any
                                                       business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576          9 a.m. to 5 p.m., any
                                                       business day
--------------------------------------------------------------------------------
Share prices, account          1-800-MFS-TALK          24 hours a day, 365 days
balances, exchanges            (1-800-637-8255)        a year
or stock and bond outlooks     touch-tone required
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                   IIE-ANN 8/06

MFS(R) Institutional Trust

ANNUAL REPORT 6/30/06

[graphic omitted]

MFS(R) INSTITUTIONAL LARGE CAP
GROWTH FUND

A path for pursuing opportunity

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           6
----------------------------------------------------
FINANCIAL STATEMENTS                              10
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     18
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            19
----------------------------------------------------
TRUSTEES AND OFFICERS                             20
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                        BACK COVER
----------------------------------------------------
PROXY VOTING POLICIES
AND INFORMATION                           BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
FEDERAL TAX INFORMATION                   BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.0%
              Csh & Other Net Assets                      2.0%

              TOP TEN HOLDINGS

              General Electric Co.                        3.6%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.0%
              ------------------------------------------------
              Intel Corp.                                 2.8%
              ------------------------------------------------
              Procter & Gamble Co.                        2.8%
              ------------------------------------------------
              Google, Inc., "A"                           2.6%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.6%
              ------------------------------------------------
              First Data Corp.                            2.5%
              ------------------------------------------------
              Johnson & Johnson                           2.2%
              ------------------------------------------------
              Corning, Inc.                               2.0%
              ------------------------------------------------
              Genzyme Corp.                               2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 23.1%
              ------------------------------------------------
              Health Care                                19.4%
              ------------------------------------------------
              Retailing                                  11.6%
              ------------------------------------------------
              Industrial Goods & Services                 8.4%
              ------------------------------------------------
              Financial Services                          7.1%
              ------------------------------------------------
              Special Products & Services                 7.1%
              ------------------------------------------------
              Leisure                                     7.0%
              ------------------------------------------------
              Consumer Staples                            5.2%
              ------------------------------------------------
              Energy                                      3.7%
              ------------------------------------------------
              Basic Materials                             2.5%
              ------------------------------------------------
              Transportation                              1.9%
              ------------------------------------------------
              Autos & Housing                             1.0%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended June 30, 2006, the MFS Institutional Large Cap Growth Fund provided a total return of 1.51%, at net asset value. This compares with a return of 6.12% for the fund's benchmark, the Russell 1000 Growth Index.

DETRACTORS FROM PERFORMANCE

Security selection and, to a lesser extent, our overweighted position in the technology sector held back relative performance over the period. Our holdings in computer giant Dell*, security software company Symantec* and data storage systems provider EMC were among the fund's top detractors. Dell's earnings estimates were reduced and the stock lagged as the company worked to navigate changes in the PC market. Delayed new product launches, the threat of new competition, and prolonged acquisition integration challenges led to underperformance of Symantec. EMC shares underperformed as a result of execution issues during a period of new product launches.

In the leisure sector, stock selection hurt relative returns. Video game maker Electronic Arts, which invested in front of the next hardware game console cycle, and cruise operator Carnival Cruise Line, which is not a benchmark constituent, detracted from relative results.

A combination of stock selection and an underweighted position in the utilities and communication sector negatively impacted relative performance. No individual stocks in this sector were among the fund's top detractors.

Stocks in other sectors that hurt relative results included cardiovascular medical devices manufacturer St. Jude Medical, health care products maker Abbot Laboratories*, and health insurer Unitedhealth Group. Elsewhere, our holdings in retailer of pet food and supplies Petsmart* and women's apparel retailer Chico's also dampened relative returns.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the special products and services sector contributed to the fund's relative performance. Positive performers in this sector, neither of which are benchmark constituents, included software and services provider Amdocs and management consulting firm Accenture. Amdoc's stock had a significant run over the period, helped by new contract signings.

Although the technology sector was a detractor from relative returns, holdings in diversified technology company Corning and wireless communications software company Qualcomm* boosted relative performance.

Individual stocks in other sectors that contributed to relative results included biotech firms Gilead Sciences, Amgen, and Celgene. Elsewhere, our holdings in express transportation company FedEx, drilling rig operator GlobalSantaFe, which is not a benchmark constituent, and athletic shoes and sportswear maker Reebok* also aided relative returns.

Respectfully,

Maureen Pettirossi     Stephen Pesek             S. Irfan Ali
Portfolio Manager      Portfolio Manager         Portfolio Manager

Note to Shareholders: Effective March 1, 2006 Margaret Adams was no longer a portfolio manager of the fund. Effective March 1, 2006 Maureen Pettirossi, Steven Pesek, and S. Irfan Ali became portfolio managers of the fund.

* Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/06

The information below illustrates the historical performance of the fund in comparison to various market indicators. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT INSTITUTIONAL.MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $3,000,000 INVESTMENT

                      MFS Institutional     Russell
                          Large Cap       1000 Growth
                         Growth Fund         Index

            2/00          $3,000,000     $3,000,000
            6/00           3,244,000      2,964,000
            6/01           2,070,000      2,251,000
            6/02           1,522,000      1,655,000
            6/03           1,567,000      1,645,000
            6/04           1,847,000      1,840,000
            6/05           1,878,000      1,907,000
            6/06           1,992,705      1,936,224

TOTAL RETURNS THROUGH 6/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

                           Fund
                     commencement date      1-yr        5-yr       Life (t)
--------------------------------------------------------------------------------
                          2/22/00             1.51%       -2.96%       -6.66%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
--------------------------------------------------------------------------------
Russell 1000 Growth Index (f)                 6.12%       -0.76%       -6.21%
--------------------------------------------------------------------------------
(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, February 22, 2000, through the stated period end. Index information is from March 1, 2000.

INDEX DEFINITION

Russell 1000 Growth Index - constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------
                                                                     Expenses
                                                                       Paid
                                                                      During
                                      Beginning          Ending      Period (p)
                      Annualized    Account Value    Account Value    1/01/06-
                     Expense Ratio     1/01/06          6/30/06        6/30/06
-------------------------------------------------------------------------------
Actual                   0.55%        $1,000.00         $969.00        $2.69
-------------------------------------------------------------------------------
Hypothetical (h)         0.55%        $1,000.00       $1,022.07        $2.76
-------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 98.0%
---------------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR                 VALUE ($)
---------------------------------------------------------------------------------------------------------
Aerospace - 1.9%
---------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                 6,910            $      438,232
---------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.7%
---------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                           4,840            $      392,040
---------------------------------------------------------------------------------------------------------
Automotive - 1.0%
---------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                     2,670            $      227,938
---------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.8%
---------------------------------------------------------------------------------------------------------
American Express Co.                                                      7,710            $      410,326
SLM Corp.                                                                 4,910                   259,837
UBS AG                                                                    2,020                   221,594
---------------------------------------------------------------------------------------------------------
                                                                                           $      891,757
---------------------------------------------------------------------------------------------------------
Biotechnology - 6.6%
---------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                           6,950            $      453,348
Celgene Corp. (n)                                                         7,360                   349,085
Genzyme Corp. (n)                                                         7,700                   470,085
Gilead Sciences, Inc. (n)                                                 4,590                   271,544
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,544,062
---------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.8%
---------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                  790            $      388,008
Merrill Lynch & Co., Inc.                                                 1,160                    80,690
Morgan Stanley                                                            3,030                   191,526
---------------------------------------------------------------------------------------------------------
                                                                                           $      660,224
---------------------------------------------------------------------------------------------------------
Business Services - 6.0%
---------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                       2,910            $       82,411
Amdocs Ltd. (n)                                                          11,610                   424,926
Automatic Data Processing, Inc.                                           3,830                   173,690
Cintas Corp.                                                              3,050                   121,268
First Data Corp.                                                         12,930                   582,367
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,384,662
---------------------------------------------------------------------------------------------------------
Chemicals - 2.2%
---------------------------------------------------------------------------------------------------------
3M Co.                                                                    1,550            $      125,194
Ecolab, Inc.                                                              3,680                   149,334
Monsanto Co.                                                              2,820                   237,416
---------------------------------------------------------------------------------------------------------
                                                                                           $      511,944
---------------------------------------------------------------------------------------------------------
Computer Software - 5.2%
---------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                  10,770            $      326,977
Microsoft Corp.                                                          18,230                   424,759
Oracle Corp. (n)                                                         30,960                   448,610
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,200,346
---------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.2%
---------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                  4,290            $      245,045
Hewlett-Packard Co.                                                       8,620                   273,082
---------------------------------------------------------------------------------------------------------
                                                                                           $      518,127
---------------------------------------------------------------------------------------------------------
Conglomerates - 0.4%
---------------------------------------------------------------------------------------------------------
Textron, Inc.                                                             1,120            $      103,242
---------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.9%
---------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                     1,800            $      107,820
eBay, Inc. (n)                                                            5,400                   158,166
Procter & Gamble Co.                                                     11,570                   643,292
---------------------------------------------------------------------------------------------------------
                                                                                           $      909,278
---------------------------------------------------------------------------------------------------------
Electrical Equipment - 5.7%
---------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                 930            $       86,416
Danaher Corp.                                                             2,210                   142,147
General Electric Co.                                                     25,730                   848,061
Rockwell Automation, Inc.                                                 2,990                   215,310
W.W. Grainger, Inc.                                                         600                    45,138
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,337,072
---------------------------------------------------------------------------------------------------------
Electronics - 5.7%
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                              34,150            $      647,143
Marvell Technology Group Ltd. (n)                                         4,690                   207,908
SanDisk Corp. (n)                                                         4,500                   229,410
Xilinx, Inc.                                                             10,970                   248,471
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,332,932
---------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.4%
---------------------------------------------------------------------------------------------------------
CVS Corp.                                                                10,500            $      322,350
---------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.0%
---------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                             4,480            $      268,979
SYSCO Corp.                                                               6,280                   191,917
---------------------------------------------------------------------------------------------------------
                                                                                           $      460,896
---------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.2%
---------------------------------------------------------------------------------------------------------
Carnival Corp.                                                            2,330            $       97,254
Harrah's Entertainment, Inc.                                              2,640                   187,915
International Game Technology                                             7,740                   293,656
Las Vegas Sands Corp. (n)                                                 2,800                   218,008
MGM Mirage (n)                                                            4,080                   166,464
Starwood Hotels & Resorts, Inc.                                           4,030                   243,170
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,206,467
---------------------------------------------------------------------------------------------------------
General Merchandise - 4.5%
---------------------------------------------------------------------------------------------------------
Kohl's Corp. (n)                                                          3,350            $      198,052
Target Corp.                                                              4,900                   239,463
Wal-Mart Stores, Inc.                                                    12,420                   598,271
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,035,786
---------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.5%
---------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                  2,690            $      120,458
---------------------------------------------------------------------------------------------------------
Insurance - 0.5%
---------------------------------------------------------------------------------------------------------
American International Group, Inc.                                        1,990            $      117,510
---------------------------------------------------------------------------------------------------------
Internet - 3.9%
---------------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                     1,430            $      599,642
Yahoo!, Inc. (n)                                                          9,470                   312,510
---------------------------------------------------------------------------------------------------------
                                                                                           $      912,152
---------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.8%
---------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                 9,680            $      416,627
---------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
---------------------------------------------------------------------------------------------------------
Deere & Co.                                                               2,140            $      178,669
---------------------------------------------------------------------------------------------------------
Medical Equipment - 3.9%
---------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                           2,240            $      164,102
DENTSPLY International, Inc.                                              3,950                   239,370
Medtronic, Inc.                                                           7,330                   343,924
St. Jude Medical, Inc. (n)                                                4,820                   156,264
---------------------------------------------------------------------------------------------------------
                                                                                           $      903,660
---------------------------------------------------------------------------------------------------------
Network & Telecom - 5.3%
---------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                  36,410            $      711,087
Corning, Inc. (n)                                                        19,770                   478,236
Juniper Networks, Inc. (n)                                                3,430                    54,846
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,244,169
---------------------------------------------------------------------------------------------------------
Oil Services - 3.7%
---------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                       5,690            $      328,598
Noble Corp.                                                               2,540                   189,027
Transocean, Inc. (n)                                                        790                    63,453
Weatherford International Ltd. (n)                                        5,830                   289,285
---------------------------------------------------------------------------------------------------------
                                                                                           $      870,363
---------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
---------------------------------------------------------------------------------------------------------
EMC Corp. (n)                                                            16,370            $      179,579
---------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.4%
---------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                            1,500            $      160,890
Barr Pharmaceuticals, Inc. (n)                                            2,970                   141,639
Eli Lilly & Co.                                                           6,670                   368,651
Johnson & Johnson                                                         8,750                   524,300
Roche Holding Ltd., ADR                                                   3,460                   285,969
Wyeth                                                                    10,540                   468,081
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,949,530
---------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
---------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                    1,050            $       55,881
---------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.3%
---------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                             1,180            $       63,720
---------------------------------------------------------------------------------------------------------
Specialty Stores - 4.0%
---------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                        1,960            $      107,486
Chico's FAS, Inc. (n)                                                     4,970                   134,091
Home Depot, Inc.                                                          6,280                   224,761
Lowe's Cos., Inc.                                                         1,910                   115,880
Staples, Inc.                                                             7,440                   180,941
Williams-Sonoma, Inc.                                                     5,020                   170,931
---------------------------------------------------------------------------------------------------------
                                                                                           $      934,090
---------------------------------------------------------------------------------------------------------
Trucking - 1.7%
---------------------------------------------------------------------------------------------------------
FedEx Corp.                                                               3,320            $      387,975
---------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $23,625,899)                                       $   22,811,738
---------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.2% (y)
---------------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR                 VALUE ($)
---------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.25%, due 7/03/06                        $    429,000            $      428,875
General Electric Capital Corp., 5.27%, due 7/03/06                       80,000                    79,977
---------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                                $      508,852
---------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $24,134,751)                                         $   23,320,590
---------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.2)%                                                           (55,456)
---------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                      $   23,265,134
---------------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR  American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $24,134,751)                                       $23,320,590
Cash                                                                                               411
Receivable for investments sold                                                                285,450
Interest and dividends receivable                                                               19,607
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $23,626,058
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $243,520
Payable for fund shares reacquired                                                              63,780
Payable to affiliates
  Investment adviser                                                                             4,787
  Management fee                                                                                   321
  Shareholder servicing costs                                                                       12
  Administrative services fee                                                                       48
Payable for independent trustees' compensation                                                     382
Accrued expenses and other liabilities                                                          48,074
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $360,924
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $23,265,134
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $69,896,692
Unrealized appreciation (depreciation) on investments                                         (814,161)
Accumulated net realized gain (loss) on investments                                        (45,898,294)
Undistributed net investment income                                                             80,897
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $23,265,134
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           3,724,856
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $23,265,134/3,724,856 shares of beneficial interest outstanding)                                         $6.25
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                    $291,697
  Interest                                                                                       21,730
  Foreign taxes withheld                                                                         (1,476)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $311,951
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $240,153
  Shareholder servicing costs                                                                     2,486
  Administrative services fee                                                                    14,175
  Independent trustees' compensation                                                              2,310
  Custodian fee                                                                                  16,168
  Shareholder communications                                                                      4,827
  Auditing fees                                                                                  39,601
  Legal fees                                                                                      1,455
  Registration fees                                                                              20,914
  Miscellaneous                                                                                   9,345
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $351,434
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                           (1,345)
  Reduction of expenses by investment adviser                                                  (175,165)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $174,924
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $137,027
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                                          $1,767,094
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                                     $(2,115,031)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                              $(347,937)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                $(210,910)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 6/30                                                                        2006                   2005

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $137,027                $512,274
Net realized gain (loss) on investments                                                     1,767,094               8,356,323
Net unrealized gain (loss) on investments and foreign currency translation                 (2,115,031)             (9,990,924)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $(210,910)            $(1,122,327)
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  $(119,298)              $(656,560)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                         $(6,501,524)           $(98,663,603)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $(6,831,732)          $(100,442,490)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                     30,096,866             130,539,356
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including undistributed net investment income of $80,897 and
$63,681, respectively)                                                                    $23,265,134             $30,096,866
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                     YEARS ENDED 6/30
                                                           --------------------------------------------------------------------
                                                              2006           2005            2004            2003          2002

Net asset value, beginning of period                         $6.18          $6.03           $5.41           $5.46         $7.44
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                    $0.03          $0.05           $0.02           $0.02         $0.02
Net realized and unrealized gain (loss) on investments
and foreign currency                                          0.06(g)        0.17(g)         0.62           (0.05)        (1.98)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.09          $0.22           $0.64          $(0.03)       $(1.96)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.02)        $(0.07)         $(0.02)         $(0.02)       $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $6.25          $6.18           $6.03           $5.41         $5.46
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                       1.51           3.68(b)        11.80           (0.60)       (26.44)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.10           0.96            0.84            0.87          0.88
Expenses after expense reductions (f)                         0.55           0.55            0.55            0.55          0.55
Net investment income                                         0.43           0.89            0.30            0.35          0.27
Portfolio turnover                                             109             89             119             213           217
Net assets at end of period (000 Omitted)                  $23,265        $30,097        $130,539        $191,620      $180,275
-------------------------------------------------------------------------------------------------------------------------------

(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-
    recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Growth Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2006, there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended June 30, 2006, the fund's custodian fees were reduced by $545 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended June 30, 2006, the fund's custodian expenses were reduced by $800 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions declared to shareholders is as follows:

                                                                       6/30/06               6/30/05
Ordinary income (including any short-term capital gains)              $119,298              $656,560

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF JUNE 30, 2006

              Cost of investments                               $24,555,130
              -------------------------------------------------------------
              Gross appreciation                                   $939,529
              Gross depreciation                                 (2,174,069)
              -------------------------------------------------------------
              Net unrealized appreciation (depreciation)        $(1,234,540)
              Undistributed ordinary income                          80,897
              Capital loss carryforwards                        (45,471,804)
              Other temporary differences                            (6,111)

As of June 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              June 30, 2010                         $(6,567,057)
              June 30, 2011                         (38,292,943)
              June 30, 2013                            (611,804)
              --------------------------------------------------
                                                   $(45,471,804)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets. This management fee reduction amounted to $80,052, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended June 30, 2006 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.05% annually of the fund's average daily net assets. This written agreement will continue until November 1, 2006. For the year ended June 30, 2006, this reduction amounted to $94,922 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2006, the fee was $2,401, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2006, these costs amounted to $10.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended June 30, 2006 was equivalent to an annual effective rate of 0.0443% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended June 30, 2006, the fee paid to Tarantino LLC was $216. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $191, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $6,803 were accrued on July 28, 2004 and paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $34,035,972 and $40,354,561, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                             YEAR ENDED 6/30/06               YEAR ENDED 6/30/05
                                                          SHARES          AMOUNT           SHARES           AMOUNT

Shares sold                                                 963,280       $6,328,625           80,297         $484,734
Shares issued to shareholders in reinvestment
of distributions                                              8,820           57,153           77,952          474,807
Shares reacquired                                        (2,116,963)     (12,887,302)     (16,936,941)     (99,623,144)
-------------------------------------------------------------------------------------------------------------------------
Net change                                               (1,144,863)     $(6,501,524)     (16,778,692)    $(98,663,603)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended June 30, 2006 was $257 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended June 30, 2006.

(7) REDEMPTION IN-KIND

On June 12, 2006, the fund paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $11,403,382. The redeeming shareholder received a pro rata share of each of the securities held by the fund. The transfer of such securities generated a realized gain of $108,151, which is non-taxable for the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Institutional Trust and Shareholders of MFS Institutional Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Institutional Large Cap Growth Fund (one of the portfolios constituting MFS Institutional Trust (the "Trust")) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Institutional Large Cap Growth Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of August 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(H)                        OTHER DIRECTORSHIPS(J)
--------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(k)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(n)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(k)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April 2003)

Ethan D. Corey(k)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(k)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (prior to June 2005)

Timothy M. Fagan(k)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(k)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian E. Langenfeld(k)        Assistant Secretary and   May 2006           Massachusetts Financial Services Company, Assistant Vice
(born 03/07/73)               Assistant Clerk                              President and Counsel (since May 2006); John Hancock
                                                                           Advisers, LLC, Assistant Vice President and Counsel (May
                                                                           2005 to April 2006); John Hancock Advisers, LLC,
                                                                           Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Senior
(born 11/13/57)                                                            Vice President

Susan S. Newton(k)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(k)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (prior to March
                                                                           2003)

James O. Yost(k)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President
------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr.
    Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs.
Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Maureen Pettirossi
Stephen Pesek
S. Irfan Ali

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before November 1, 2006 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  ILC-ANN 8/06

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended June 30, 2006 and 2005, audit fees billed to the Funds by Deloitte were as follows:

                                                         Audit Fees
      FEES BILLED BY DELOITTE:                       2006           2005
                                                     ----           ----

        MFS Institutional International           $32,078        $32,878
        Equity Fund
        MFS Institutional International            33,010         33,810
        Research Equity Fund
        MFS Institutional Large Cap                31,745         32,545
        Growth Fund
        MFS Institutional Large Cap                31,745         32,545
                                                   ------         ------
        Value Fund
        TOTAL                                    $128,578       $131,778

For the fiscal years ended June 30, 2006 and 2005, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
FEES BILLED BY DELOITTE:                  2006           2005           2006          2005           2006           2005
                                          ----           ----           ----          ----           ----           ----
       To MFS Institutional                  $0             $0        $8,600        $10,300           $611            $0
       International Equity Fund
       To MFS Institutional                   0              0         8,300         10,000            519             0
       International Research
       Equity Fund
       To MFS Institutional                   0              0         8,300         10,000            507             0
       Large Cap Growth Fund
       To MFS Institutional                   0              0         8,300         10,000            516             0
                                              -              -         -----         ------            ---             -
       Large Cap Value Fund
TOTAL FEES BILLED BY DELOITTE                $0             $0       $33,500        $40,300         $2,153            $0
TO ABOVE FUNDS

       To MFS and MFS Related        $1,235,850     $1,071,566            $0        $62,000       $444,001      $642,000
       Entities of MFS
       Institutional International
       Equity Fund*

       To MFS and MFS Related         1,235,850      1,071,566             0         62,000        444,001       642,000
       Entities of MFS
       Institutional International
       Research Equity Fund*

       To MFS and MFS Related         1,235,850      1,071,566             0         62,000        444,001       642,000
       Entities of MFS
       Institutional Large Cap
       Growth Fund*

       To MFS and MFS Related         1,235,850      1,071,566             0         62,000        444,001       642,000
       Entities of MFS
       Institutional Large Cap
       Value Fund*

AGGREGATE FEES FOR NON-AUDIT
SERVICES:
                                            2006                         2005
                                            ----                         ----
       To MFS Institutional             $1,806,952                   $1,823,467
       International Equity Fund,
       MFS and MFS Related
       Entities#
       To MFS Institutional              1,806,560                    1,823,167
       International Research
       Equity Fund, MFS and
       MFS Related Entities#

       To MFS Institutional              1,806,548                    1,823,167
       Large Cap Growth Fund,
       MFS and MFS Related
       Entities#

       To MFS Institutional              1,806,557                    1,823,167
       Large Cap Value Fund,
       MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule
    38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 23, 2006
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 23, 2006
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2006
      ---------------


* Print name and title of each signing officer under his or her signature.